ADVANCED SERIES TRUST

AST Herndon Large-Cap Value Portfolio

AST MFS Global Equity Portfolio

Supplement dated July 20, 2016 to the

Currently Effective Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (SAI) with respect to the AST Herndon Large-Cap Value Portfolio and the AST MFS Global Equity Portfolio and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus.

A.	AST Herndon Large-Cap Value Portfolio: Name Change

The Board of Trustees of the Trust recently approved changing the name of the AST Herndon Large-Cap Value Portfolio to the AST Value Equity Portfolio. This change is expected to become effective on or about September 12, 2016.

B.	AST MFS Global Equity Portfolio: Addition of New Portfolio Manager

Effective September 30, 2016, Ryan P. McAllister, will join David R. Mannheim and Roger Morley as portfolio manager for the AST MFS Global Equity Portfolio.

To reflect this change, the Prospectus and SAI are hereby revised as follows, effective September 30, 2016:

I.	The following information is hereby added to the table in the section of the Prospectus entitled “Summary: AST MFS Global Equity Portfolio-Management of the Portfolio”:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Massachusetts Financial Services Company	Ryan P. McAllister	Investment Officer	September 2016
AST Investment Services, Inc.

II.	The following information is hereby added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST MFS Global Equity Portfolio”:

Ryan P. McAllister, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2007.

III.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by adding the following information with respect to the Portfolio:

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Massachusetts Financial Services Company	Ryan P. McAllister	None	1/$31.9 Million	None	None

Information above is as of June 30, 2016.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP7